Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2012	2011
Net unrealized loss on hedging contracts, net of tax of $0.1 million in 2011	$—	$(762)
Net unrealized (loss) gain on pension, net of tax	(483)	115
Foreign currency effects from intercompany long-term investment transactions, net of tax of $4.4 million and $4.9 million in 2012 and 2011, respectively	5,954	7,369
Foreign currency translation adjustments	38,520	9,182
Accumulated other comprehensive income	$43,991	$15,904